Description of the Business - Warrant Agreement with Brickell Key Investments, LP - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Oct. 11, 2022	Dec. 31, 2015
Nature Of Operations [Line Items]
Warrants or rights exercise price	$ 0.0025
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Maximum amount of common shares to be purchased	5,500,000,000	5,500,000,000
Common stock issued	$ 1,000
Warrants or rights exercise price	$ 287.5
Common Class A [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share			$ 0.0025
Maximum amount of common shares to be purchased			2,666,667
Common stock issued			$ 6,666.67
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Percentage of shares obtained through warrant			15.00%		15.00%
Warrant and rights outstanding			$ 80,000,000	$ 143,000,000
Warrants or rights exercise price			$ 30